Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital
Summary of share capital

	2022	2021
	£m	£m
Issued and fully paid
At 31 December – 2,520,039,885 shares (2021: 1,859,332,965)	25	19